--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                             New England
                                   Strategic Income Fund

                                       [graphic omitted]

                                             WHERE
                                            THE BEST
                                             MINDS
                                            MEET(R)

-----------------
JUNE 30, 1999
-----------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R Speca]

"MOST INVESTMENT PROFESSIONALS I KNOW AGREE THAT PROPER ASSET ALLOCATION IS A BEDROCK PRINCIPLE OF SOUND INVESTING."

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                                  GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Strategic Income Fund's Class A shares since inception on 5/1/95 compared to the Lehman Aggregate Bond Index(4). The data points are as follows:]

--------------------------------------------------------------------------------
                   MAY 1995 (FUND INCEPTION) THROUGH JUNE 1999

                                                   With        Lehman
                                       Net        Maximum     Aggregate
                                      Asset       Sales         Bond
                                     Value(1)    Charge(2)     Index(4)
--------------------------------------------------------------------------------
             5/1/95                  $10,000      $9,550      $10,000
               6/95                  $10,003      $9,553      $10,073
              12/95                  $11,013     $10,518      $11,383
               6/96                  $11,367     $10,855      $11,108
              12/96                  $12,613     $12,045      $12,224
               6/97                  $13,369     $12,768      $12,992
              12/97                  $13,789     $13,169      $14,698
               6/98                  $14,124     $13,489      $15,875
              12/98                  $13,551     $12,941      $17,363
               6/99                  $14,812     $14,146      $17,125


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A (Inception 5/1/95)             6 MONTHS     1 YEAR   SINCE INCEPTION
Net Asset Value(1),(7)                    9.3%       4.9%        9.9%
With Maximum Sales Charge(2)              4.4        0.2         8.7
--------------------------------------------------------------------------------

CLASS B (Inception 5/1/95)             6 MONTHS     1 YEAR   SINCE INCEPTION
Net Asset Value(1),(7)                    8.8%       4.2%        9.1%
With CDSC(3)                              3.9       -0.3         8.8
--------------------------------------------------------------------------------

CLASS C (Inception 5/1/95)             6 MONTHS     1 YEAR   SINCE INCEPTION
Net Asset Value(1),(7)                    8.8%       4.1%        9.0%
With CDSC(3)                              7.8        3.2         9.0
--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                 6 MONTHS    1 YEAR   SINCE INCEPTION
Lehman Aggregate Bond Index(4)           -1.4%       3.2%        7.6%
Lipper Multi-Sector Income Average(5)     0.8       -0.6         7.8
Morningstar Multi-Sector Bond Average(6)  0.6       -0.9         7.6
--------------------------------------------------------------------------------

NOTES TO CHARTS
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at time of purchase. Returns would have been lower had sales charges been reflected.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.
(4) Lehman Brothers Aggregate Bond Index is an unmanaged, market-weighted aggregate index of nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment-grade, and U.S. agency debt backed by mortgage pools. Since inception returns are calculated from 4/30/95.
(5) Lipper Multi-Sector Income Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Since inception returns are calculated from 4/30/95.
(6) Morningstar Multi-Sector Bond Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Since inception returns are calculated from 4/30/95.
(7) The Fund waived certain fees and expenses during the period indicated and its average annual total return would have been lower had these fees not been waived.

--------------------------------------------------------------------------------
                        NEW ENGLAND STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

[Photo of Don Fuss]
[Photo of Kathleen Gaffney]

Dan Fuss,
Kathleen Gaffney
Loomis, Sayles & Company, L.P.

Q. How did New England Strategic Income Fund perform during the six-month period that ended June 30, 1999?

After weathering a challenging 1998, New England Strategic Income Fund staged a strong comeback during the first six months of 1999 as investors recognized the value in the non-government bonds that the Fund's research-based discipline had been emphasizing. The six-month return for Class A shares at net asset value was 9.3%, which included the reinvestment of distributions totaling $0.51 per share and a change in net asset value from $11.37 at the start of the period to $11.91 on June 30, 1999. For the same period, the Fund's benchmark, the Lehman Aggregate Bond Index, lagged significantly with a total return of -1.4%, and the Lipper Multi-Sector Income group generated an average 0.8% return. In June 1999, the monthly dividend distribution on the Fund's Class A shares increased from the 8.4 cents per share that the Fund had paid since July 1996, to 8.5 cents.

Q. What was the investment environment during the period?

Healthy economic growth encouraged confidence in economies throughout the world, setting the stage for a turnaround in the performance of domestic high-yield bonds and emerging market debt, which the Fund had emphasized. In the United States, the economy continued to grow strongly as corporate earnings rose. Yet, at the same time, inflation remained relatively low. Internationally, many emerging market economies stabilized and began to recover from recession. Against this backdrop, investors were willing to purchase securities that carried more risk in exchange for potentially higher yields. As investor demand for high-yield securities surged, the value of the bonds in the portfolio rose.

Q. The Fund uses a value-oriented strategy in selecting bonds for the portfolio. How did this investment approach benefit the Fund?

In 1998, the economic and financial crisis in global markets created an enormous amount of uncertainty and volatility in the fixed-income markets. We took advantage of this situation by purchasing bonds at attractive prices that other investors were avoiding. We sought securities in markets where we believed depressed prices masked promising prospects for recovery, and we invested in out-of-favor bonds that delivered higher yields in the short term and had the potential for price appreciation in the long term. With this strategy we laid the groundwork for a revival in the Fund's performance.

Q. How were the Fund's assets allocated?

Roughly 58% of the portfolio was invested in high-yield, or below investment-grade, bonds at the end of the period. Of that amount, about 40% was in emerging markets and 18% in the United States. We believe the emerging market investments in the portfolio should maintain their strong performance as emerging market economies continue to improve. Most of the Fund's foreign bonds are denominated in U.S. dollars and, therefore, carry no currency risk. In the United States, high-yield bonds performed well relative to other segments of the bond market for the first six months of 1999. Telecommunications bonds were particularly strong - a trend we think may match the overall growth in technology.

Q. What other areas offered opportunity?

The Fund's U.S. investments included real estate investment trusts (REITs), which paid above-average yields and appear to have solid prospects for price appreciation, since they are tied to underlying real estate values. Canadian bonds accounted for about 20% of Fund assets. We expect these bonds to benefit from increasing demand for natural resource products as the global economy picks up steam.

 Q. What was the Fund's average credit quality rating?

The Fund's average credit quality was BBB (as rated by Standard & Poor's), which is at the lowest end of the credit rating range for investment-grade bonds. This reflected the large number of lower-quality, high-yield investments in the portfolio. Early in the period, yields on high-yield bonds were roughly 10 percentage points higher than those on Treasuries. Toward the end of the period, this disparity in yields declined to five to six percentage points. As the divergence in yields narrowed, the prices of high-yield bonds rose.

---------------------------------------------
              PORTFOLIO COMPOSITION - 6/30/99

                                    %  OF
                                  NET ASSETS
---------------------------------------------
 1. YANKEES*                         43.7
---------------------------------------------
 2. FOREIGN BONDS                    29.3
---------------------------------------------
 3. CORPORATE BONDS                  21.1
---------------------------------------------
 4. COMMON STOCKS                     3.9
---------------------------------------------
 5. CASH AND OTHER                    1.3
---------------------------------------------
 6. GOVERNMENT BONDS                  0.7

Average Portfolio Maturity = 17.1 years
Portfolio holdings and asset allocations will vary.
* Yankees are U.S. dollar-denominated foreign bonds.

Q. What is your outlook?

Our outlook for the bond market and for the Fund is positive. In the United States, we believe that strong growth and low inflation should persist. We also expect foreign economies to continue to improve. The recent rate hike by the Federal Reserve Board may cause a decline in bond prices. However, we would view such a decline as opportunistic, because we would be able to purchase new bonds at attractive prices.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

This Fund invests in foreign and emerging market securities. Investing in foreign and emerging market securities involves special risks. The Fund invests in high-yielding securities. Investments in lower-rated, higher-yielding bonds may involve greater risk. REITs are subject to changes in underlying real estate values, rising interest rates and mortgage prepayment risk. These risks may increase share price volatility. See the Fund's prospectus for details.

Treasury bills and U.S. government bonds fluctuate in value but they are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. Bond funds fluctuate in value and, when redeemed, may by worth more or less than their original cost.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1999
(unaudited)

BONDS AND NOTES - 87.4% OF TOTAL NET ASSETS

                                                                          RATINGS (C)
                                                                        ---------------
PRINCIPAL                                                                       STANDARD
AMOUNT        DESCRIPTION                                               MOODY'S & POOR'S      VALUE (A)
---------------------------------------------------------------------------------------------------------
             CONVERTIBLE BONDS - 14.9%
             AUTO PARTS - 0.3%
$1,400,000   Exide Corp., 144A, 2.900%, 12/15/2005 ....................     B2       B      $      850,500
                                                                                            --------------
             BIOTECHNOLOGY - 0.1%
   350,000   Thermo Electroncorp, 144A, 4.250%, 1/01/2003 .............    Baa3      A-            308,875
                                                                                            --------------
             CANADIAN ISSUER - 0.1%
   500,000   Rogers Communications, Inc., 2.000%, 11/26/2005 ..........     B2      BB-            372,500
                                                                                            --------------
             COMPUTERS - 1.1%
   827,000   Cray Research, Inc., 6.125%, 2/01/2011 ...................     B2       B             661,600
   100,000   Data General Corp., 6.000%, 5/15/2004 ....................     B3       B              86,000
   407,000   LTX Corp., 7.250%, 4/15/2011 .............................     --      CCC            264,550
 1,464,000   Maxtor Corp., 5.750%, 3/01/2012 ..........................     B3       --          1,098,000
 1,000,000   Read Rite Corp., 6.500%, 9/01/2004(h) ....................    Caa1      B-            420,000
   450,000   S3, Inc., 5.750%, 10/01/2003 .............................     --       --            378,562
   600,000   Telxon Corp., 5.750%, 1/01/2003 ..........................     --      CCC+           427,500
                                                                                            --------------
                                                                                                 3,336,212
                                                                                            --------------
             ELECTRONICS - 1.1%
             1,050,000 Edo Corp., 7.000%, 12/15/2011 ..................     B2       --            819,000
   250,000   Integrated Device Technology, 5.500%, 6/01/2002 ..........     B2       B-            199,375
 1,375,000   Kent Electronics Corp., 4.500%, 9/01/2004 ................     --       B           1,122,344
   750,000   Park Electrochemical Corp., 5.500%, 3/01/2006 ............     B2       B-            690,000
   155,000   Richardson Electronics, Ltd., 7.250%, 12/15/2006 .........     B3       --            111,600
   150,000   Thermedics, Inc., Zero Coupon, 6/01/2003 .................    Baa3      A-            102,000
 1,448,000   Zenith Electric, 6.250%, 4/01/2011 (h) ...................     Ca      CCC            318,560
                                                                                            --------------
                                                                                                 3,362,879
                                                                                            --------------
             ENERGY - 0.0%
   125,000   NorAm Energy Corp., 6.000%, 3/15/2012 ....................    Baa2     BBB-           114,063
                                                                                            --------------
             ENVIRONMENTAL - 0.2%
   760,000   Air & Water Technologies Corp., 8.000%, 5/15/2015 ........     B3       B             661,200
                                                                                            --------------
             FOREIGN ISSUES - 6.5%
 1,750,000   Advanced Agro Public Co., 3.500%, 6/17/2001 ..............     --       --          1,452,500
 1,600,000   App Finance VII Mauritius, 3.500%, 4/30/2003 .............     --      CCC+         1,200,000
 1,350,000   App Finance VII Mauritius, 144A, 3.500%, 4/30/2003 .......     --      CCC+         1,012,500
 4,075,000   Bangkok Bank Public, 4.589%, 3/03/2004 (h) ...............     B2       --          2,119,000
 2,130,000   Banpu Public, 2.750%, 4/10/2003 ..........................     --       --          1,895,700
 1,000,000   Burns Philp Treasury, 5.500%, 4/30/2004 (h) ..............     --      CCC+           495,000
 3,325,000   Empresas ICA Sociedad, 5.000%, 3/15/2004 .................     B3       B           2,261,000
 2,250,000   Loxley, 2.500%, 4/04/2001 (h) ............................     --       --            697,500
   250,000   Piltel, 1.750%, 7/17/2006 ................................     --       --            156,250
   250,000   Samsung Display Devices, 0.250%, 3/12/2006 ...............     --       --            261,825
 2,575,000   Samsung Electronics Company, Ltd., Zero Coupon, 12/31/2007.    --       --          2,697,312
 3,700,000   Sappi Bvi Finance, 7.500%, 8/01/2002 .....................    Ba1      BB-          3,482,625
 1,130,000   Siam Commercial Bank, 3.250%, 1/24/2004 (h) ..............     B2       B-            567,825
 1,000,000   Ssangyong Oil Refining Co, Ltd., 3.000%, 12/31/2004 ......     --       --            715,000
   650,000   Telekom Malaysia B, 4.000%, 10/03/2004 ...................    Baa3     BBB-           563,063
   350,000   Total Access Communications, 2.000%, 5/31/2006 ...........     B2       --            346,500
                                                                                            --------------
                                                                                                19,923,600
                                                                                            --------------
             HOME BUILDERS - 0.1%
   500,000   Schuler Homes, Inc., 6.500%, 1/15/2003 ...................     B2       B-            385,000
                                                                                            --------------
             INDUSTRIALS - 0.1%
   525,000   Intevac, Inc., 6.500%, 3/01/2004 .........................     --       --            326,156
                                                                                            --------------
             INSURANCE - 1.1%
 4,250,000   Loews Corp., 3.125%, 9/15/2007 ...........................     A2       A+          3,458,437
                                                                                            --------------
             OIL & GAS - 0.1%
   500,000   Baker Hughes, Inc., Zero Coupon, 5/05/2008 ...............     A2       A             375,000
                                                                                            --------------
             PHARMACEUTICAL - 0.8%
   400,000   Centocor, Inc., 4.750%, 2/15/2005 ........................     --       B+            446,500
 1,000,000   Dura Pharmaceuticals, Inc., 3.500%, 7/15/2002 ............     B1       B             740,000
   575,000   Glycomed, Inc., 7.500%, 1/01/2003 ........................     --       --            464,313
 1,098,000   Nabi, 6.500%, 2/01/2003 ..................................    Caa2     CCC-           779,580
                                                                                            --------------
                                                                                                 2,430,393
                                                                                            --------------
             REAL ESTATE - 0.2%
             250,000 Federal Realty Investor Trust, 5.250%, 10/28/2003     Baa2     BBB            220,000
   500,000   Sizeler Property Investments, Inc., 8.000%, 7/15/2003 ....     --       --            470,000
                                                                                            --------------
                                                                                                   690,000
                                                                                            --------------
             RESTAURANTS - 0.7%
 2,550,000   Boston Chicken, Inc., 4.500%, 2/01/2004, (e)(h) ..........     Ca       --             89,250
 1,000,000   Boston Chicken, Inc., Zero Coupon, 6/01/2015, (e)(h) .....     Ca       --              5,000
 1,000,000   Einstein/Noah Bagel Corp., 7.250%, 6/01/2004 .............     --       --            570,000
 4,445,000   Shoneys, Inc., Zero Coupon, 4/11/2004 ....................    Caa1      --          1,027,906
   750,000   TPI Enterprises, Inc., 8.250%, 7/15/2002 .................    Caa1      --            371,250
                                                                                            --------------
                                                                                                 2,063,406
                                                                                            --------------
             RETAIL - SPECIALTY - 0.0%
    96,000   Bell Sports Corp., 4.250%, 11/15/2000 ....................     B2       B-             77,640
   275,000   CML Group, Inc., 5.500%, 1/15/2003, (e)(h) ...............     --       --              1,375
                                                                                            --------------
                                                                                                    79,015
                                                                                            --------------
             SEMI-CONDUCTORS - 0.5%
   325,000   Cirrus Logic, Inc., 6.000%, 12/15/2003 ...................   Caa2     CCC+            222,219
   250,000   Cypress Semiconductor Corp., 6.000%, 10/01/2002 ..........     --       B             241,562
 1,150,000   Lam Research Corp., 5.000%, 9/01/2002 ....................     --       B           1,040,750
                                                                                            --------------
                                                                                                 1,504,531
                                                                                            --------------

             TELECOMMUNICATION - 1.6%
 3,910,000   Broadband Technologies, Inc., 5.000%, 5/15/2001 (h) ......     --       --          1,681,300
 2,500,000   Intermedia Communications, Inc., 8.600%, 6/01/2008 .......     B2       B           2,300,000
   500,000   Phycor, Inc., 4.500%, 2/15/2003 ..........................     B1       B+            376,250
 3,000,000   Western Digital Corp., 144A, Zero Coupon, 2/18/2018 ......    Caa1      B-            525,000
                                                                                            --------------
                                                                                                 4,882,550
                                                                                            --------------
             TEXTILE - 0.1%
   287,000   Dixie Group, Inc., 7.000%, 5/15/2012 .....................     B3       B+            229,959
                                                                                            --------------
             TRUCKING & FREIGHT FORWARDING - 0.2%
 1,000,000   Builders Transport, Inc., 8.000%, 8/15/2005, (e)(h) ......     B3       --              1,250
   200,000   Builders Transport, Inc., 6.500%, 5/01/2011, (e)(h) ......     B3       --                250
   500,000   Preston Corp., 7.000%, 5/01/2011 .........................    Ba2       --            400,000
   424,000   Worldway Corp., 6.250%, 4/15/2011 ........................    Baa1      --            343,440
                                                                                            --------------
                                                                                                   744,940
                                                                                            --------------
             Total Convertible Bonds (Identified Cost $57,793,067).....                         46,099,216
                                                                                            --------------

             NON-CONVERTIBLE BONDS - 72.5%
             BROADCASTING - 0.8%
   250,000   CBS, Inc., 7.125%, 11/01/2023 ............................    Baa3     BBB-           228,120
 3,500,000   Fox Family Worldwide, Inc., 0/10.250%, 11/01/2007 (d) ....     B1       B           2,222,500
                                                                                            --------------
                                                                                                 2,450,620
                                                                                            --------------
             CANADIAN - 19.9%
 2,823,000   Alberta Province Canada, 5.930%, 9/16/2016, (CAD) ........    Aa2      AA+          1,930,034
18,505,000   British Columbia Province, Zero Coupon, 9/05/2020, (CAD) .    Aa2      AA-          3,410,964
17,900,000   British Columbia Province, Zero Coupon, 6/09/2022, (CAD) .    Aa2      AA-          2,960,571
 9,775,000   British Columbia Province, Zero Coupon, 8/19/2022, (CAD) .    Aa2      AA-          1,597,428
35,000,000   British Columbia Province, Zero Coupon, 8/23/2024, (CAD) .    Aa2      AA-          5,056,611
11,250,000   British Columbia Province, Zero Coupon, 11/19/2027, (CAD)     Aa2      AA-          1,339,278
84,475,000   Canada Government, Zero Coupon, 6/01/2025, (CAD) .........    Aa1      AAA         13,426,433
 3,500,000   Clearnet Communications, Inc,
             0/11.750%, 8/13/2007, (CAD) (d) ..........................     B3       --          1,591,773
 5,000,000   Hydro Quebec, Zero Coupon, 8/15/2020, (CAD) ..............     A2       A+            894,957
 9,950,000   International Semi-Tech, 11.500%, 8/15/2003, (CAD) (h) ...     Ca      CCC          1,393,000
 2,345,000   Microcell Telecommunications,
             0/11.125%, 10/15/2007, (CAD) (d) .........................     B3       B-            970,982
 2,500,000   New Brunswick F M Project, Inc, 144A,
             0/6.470%, 11/30/2027, (CAD) (d) ..........................     --       A           1,330,777
29,550,000   Ontario Hydro Bank, Zero Coupon, 10/15/2021, (CAD) .......    Aa3      AA-          5,120,101
   750,000   Ontario Province, Zero Coupon, 7/13/2022, (CAD) ..........    Aa3      AA-            123,888
12,600,000   Ontario Province, Zero Coupon, 6/02/2027, (CAD) ..........    Aa3      AA-          1,584,494
 8,800,000   Ontario Province, Zero Coupon, 3/08/2029, (CAD) ..........    Aa3      AA-          1,000,424
 7,950,000   Province of Manitoba, 6.500%, 9/22/2017, (CAD) ...........    Aa3      AA-          5,644,867
 3,399,000   Province of Manitoba, 7.750%, 12/22/2025, (CAD) ..........    Aa3      AA-          2,779,095
17,135,000   Province of Manitoba, Zero Coupon, 3/05/2031, (CAD) ......    Aa3      AA-          1,732,110
 8,500,000   Saskatchewan Province, Zero Coupon, 4/10/2014, (CAD) .....     A2      AAA          2,354,059
 8,250,000   Saskatchewan Province, Zero Coupon, 2/04/2022, (CAD) .....     A3      AAA          1,409,646
 9,605,000   Saskatchewan Province, Zero Coupon, 5/30/2025, (CAD) .....     A2      AAA          1,353,254
 3,750,000   Saskatchewan Province, 5.750%, 3/05/2029, (CAD) ..........     A2      AAA          2,408,838
                                                                                            --------------
                                                                                                61,413,584
                                                                                            --------------
             ELECTRIC UTILITIES - 0.4%
 1,450,000   National Power Corp., 9.625%, 5/15/2028 ..................    Ba1      BB+          1,261,500
                                                                                            --------------
             ELECTRONICS - 1.0%
   775,000   Pioneer Standard Electronics, Inc., 8.500%, 8/01/2006 ....    Baa3      BB            708,529
 2,250,000   Westinghouse Electric Corp., 7.875%, 9/01/2023 ...........    Baa3     BBB-         2,237,243
                                                                                            --------------
                                                                                                 2,945,772
                                                                                            --------------
             ENERGY - 0.6%
 2,175,000   Chesapeake Energy Corp., 7.875%, 3/15/2004 ...............     B3       B           1,827,000
                                                                                            --------------
             ENVIRONMENTAL - 0.2%
 1,000,000   Browning-Ferris, Inc., 7.400%, 9/15/2035 .................    Baa1      A-            759,360
                                                                                            --------------
             FINANCE & BANKING - 2.6%
 8,475,000   Bangkok Bank Public, Ltd., 144A, 9.025%, 3/15/2029 .......     B2       B+          6,757,202
   500,000   Cerro Negro Finance Ltd., 144A, 7.900%, 12/01/2020 .......    Baa2      --            390,000
 1,000,000   First Industrial LP, 7.600%, 7/15/2028 ...................    Baa2     BBB            862,900
                                                                                            --------------
                                                                                                 8,010,102
                                                                                            --------------
             FOOD & BEVERAGES - 0.8%
             2,000,000 Borden, Inc., 7.875%, 2/15/2023 ................    Ba1      BB+          1,610,380
 1,000,000   Compania De Alimentos Fargo S.A., 13.250%, 8/01/2008 .....     B1      BB-            790,000
                                                                                            --------------
                                                                                                 2,400,380
                                                                                            --------------
             FOREIGN ISSUES - 29.0%
 3,500,000   Argentina Republic, 8.875%, 3/01/2029 ....................    Ba3      BBB+         2,205,700
 2,000,000   Banco Central Costa, 6.250%, 5/21/2010 ...................    Ba1      BBB+         1,700,000
 5,150,000   Bangko Sentral Ng Philipinas, 8.600%, 6/15/2027 ..........    Ba1      BB+          4,184,375
 3,000,000   Barak I T C International,
             0/12.500%, 11/15/2007 (d) ................................     B3      CCC          1,665,000
   766,157   Centragas, 144A, 10.650%, 12/01/2010 .....................     --      BBB-           647,402
 1,365,000   Enersis S.A., 7.400%, 12/01/2016 .........................    Baa1      A-          1,194,651
 2,500,000   Espirito Santo Centrais Eletric, 10.000%, 7/15/2007 ......     B2       B+          1,887,500
 5,199,478   Federal Republic of Brazil, 8.000%, 4/15/2014 ............     B1       B+          3,353,663
15,008,000   Federal Republic of Brazil, 10.125%, 5/15/2027 ...........     B2       B+         11,180,960
   500,000   Indah Kiat Finance Mauritius, Ltd., 10.000%, 7/01/2007 ...    Caa1     CCC+           345,000
 3,610,114   Korea Electric Power Corp, 7.400%, 4/01/2016 .............    Baa3     BBB-         3,189,391
 1,585,000   Perez Companc S.A., 144A, 8.125%, 7/15/2007 ..............    Ba3      BBB-         1,347,250
 1,000,000   Petroleos Mexicanos, 9.250%, 3/30/2018 ...................    Ba2       BB            825,000
 4,350,000   Petroleos Mexicanos, 9.500%, 9/15/2027 ...................    Ba2       B           3,664,875
 3,000,000   Petroleos Mexicanos, 144A, 8.625%, 12/01/2023 ............    Ba2      BBB+         2,257,500
 1,250,000   Philippine Long Distance Telephone Co.,
             8.350%, 3/06/2017 ........................................    Ba2      BB+          1,013,663
 2,700,000   Pindo Deli Finance Mauritius, Ltd., 10.750%, 10/01/2007 ..    Caa1     CCC+         1,876,500
 2,650,000   Pindo Deli Finance Mauritius, Ltd., 11.750%, 10/01/2017 ..    Caa1     CCC+         1,755,625
 5,000,000   Pindo Deli Finance Mauritius, Ltd., 10.875%, 10/01/2027 ..    Caa1     CCC+         3,037,500
   500,000   Pohang Iron & Steel, Ltd., 7.125%, 11/01/2006 ............    Baa3     BBB-           463,750
 3,463,263   Pycsa Panama S.A., 144A, 10.280%, 12/15/2012 .............    Ba3      BB-          2,580,131
 2,750,000   Quezon Power Philippines Co., 8.860%, 6/15/2017 ..........    Ba1      BB+          2,231,598
   930,000   Republic of Argentina, 5.938%, 3/31/2005, (f) ............    Ba3       BB            791,709
 2,301,931   Republic of Ecuador, 6.000%, 2/27/2015, (g) ..............     B1       --            748,127
 1,000,000   Republic of Peru, 3.750%, 3/07/2017 ......................    Ba3      BBB+           547,500
 9,000,000   Republic of Venezuela, 9.250%, 9/15/2027 .................     B2       B+          5,861,700
 2,500,000   Samsung Electronics, Ltd., 144A, 7.700%, 10/01/2027 ......    Ba1      BB-          1,950,000
 2,850,000   Siam Commercial Bank Public, Ltd., 144A,
             7.500%, 3/15/2006 ........................................     B2       B-          2,308,500
 4,000,000   Tata Electric Cos., 144A, 8.500%, 8/19/2017 ..............    Ba2       BB          3,415,080
 1,750,000   Telekom Malaysia B, 144A, 7.875%, 8/01/2025 ..............    Baa3     BBB-         1,465,975
 4,300,000   Tenaga Nasional Berhad, 144A, 7.500%, 11/01/2025 .........    Baa3     BBB-         3,342,734
 6,960,000   TFM S.A., 0/11.750%, 6/15/2009 (d) .......................     B2       B+          4,158,600
 2,175,000   Thai Farmers Bank plc, 144A, 8.250%, 8/21/2016 ...........     B2       B+          1,696,500
 6,625,000   Tjiwi Kimia Mauritius, Ltd, 10.000%, 8/01/2004 ...........    Caa1     CCC          4,703,750
 3,000,000   Total Access Communications Public Ltd., 144A,
             7.625%, 11/04/2001 .......................................     B2      BB-          2,430,000
 4,525,000   Total Access Communications Public Ltd., 144A,
             8.375%, 11/04/2006 .......................................     B2      BB-          3,402,438
                                                                                            --------------
                                                                                                89,429,647
                                                                                            --------------
             FOREIGN DENOMINATED - 7.7%
34,000,000   Federal National Mortgage Association,
             Zero Coupon, 10/29/2007, (NZD) ...........................    Aaa       --          9,698,066
22,300,000   International Bank of Reconstruction & Development,
             Zero Coupon, 8/20/2007, (NZD) ............................    Aaa      AAA          6,606,775
23,100,000   Republic of South Africa, 12.500%, 12/21/2006, (ZAR) .....    Baa3     BBB+         3,388,786
17,650,000   Republic of South Africa, 13.000%, 8/31/2010, (ZAR) ......    Baa3     BBB+         2,580,665
 9,500,000   Republic of South Africa, 13.500%, 9/15/2015, (ZAR) ......    Baa1     BBB+         1,417,264
                                                                                            --------------
                                                                                                23,691,556
                                                                                            --------------
             GOVERNMENT SPONSORED - 0.3%
   977,735   Transgas de Occidente S.A., 144A, 9.790%,11/01/2010 ......    Baa3     BBB-           820,174
                                                                                            --------------

             HEALTH CARE - SERVICES - 0.3%
   500,000   Columbia / HCA Healthcare Corp., 7.500%, 12/15/2023 ......    Ba2      BB+            408,120
   820,000   Columbia / HCA Healthcare Corp., 7.050%, 12/01/2027 ......    Ba2      BB+            618,108
                                                                                            --------------
                                                                                                 1,026,228
                                                                                            --------------
             INDUSTRIALS - 1.8%
 2,000,000   Multicanal S.A., 144A, 13.125%, 4/15/2009 ................    Ba3      BB+          1,855,000
 1,700,000   Reliance Industries, Ltd., 144A, 10.375%, 6/24/2016 ......    Ba2       BB          1,462,000
 2,500,000   Seagate Technology, 7.450%, 3/01/2037 ....................    Ba1      BBB          2,322,050
                                                                                            --------------
                                                                                                 5,639,050
                                                                                            --------------
             LIMITED PARTNERSHIP - 0.0%
             32,000 Boston Celtics Limited Partnership, 6.000%, 6/30/2038   --       --             19,720
                                                                                            --------------
             OIL & GAS/EXPLORATION & PRODUCTION - 0.1%
   250,000   Chesapeake Energy Corp., 9.625%, 5/01/2005 ...............     B3       B             230,000
                                                                                            --------------
             REAL ESTATE - 0.3%
 1,000,000   Security Capital Industrial Trust, 7.625%, 7/01/2017 .....    Baa2     BBB+           935,040
                                                                                            --------------
             RETAIL - DEPARTMENT STORE - 2.0%
   799,638   Dillon Read Structured Finance Corp., 6.660%, 8/15/2010 ..     --      BB+            747,757
   250,000   Dillion Read Structured Finance Corp., 8.550%, 8/15/2019 .     --      BB+            235,388
 3,500,000   Kmart Corp., 7.950%, 2/01/2023 ...........................    Ba1      BB+          3,325,000
   250,000   Kmart Funding Corp., 9.440%, 7/01/2018 ...................    Ba1      BB+            244,467
 1,000,000   Woolworth Corp., 7.000%, 10/15/2002 ......................     B1       BB            860,000
 1,000,000   Woolworth Corp., 8.500%, 1/15/2022 .......................     B1       BB            700,000
                                                                                            --------------
                                                                                                 6,112,612
                                                                                            --------------
             RETAIL - GROCERY - 0.1%
             6,695,000 Penn Traffic Co., 9.625%, 4/15/2005 (e)(h) .....     C        --            267,800
                                                                                            --------------
             TELECOMMUNICATION - 4.0%
 1,000,000   Alestra S.A., 144A, 12.125%, 5/15/2006 ...................     B2      BB-            953,750
 1,000,000   Century Communications Corp., 8.375%, 11/15/2017 .........    Ba3      BB-            921,250
 1,200,000   Clearnet Communications, Inc, 10.750%, 2/15/2009 (h) .....     B3       --            445,968
 2,875,000   Dolphin Telecom, 0/11.625%, 6/01/2008, (XEU) (d) .........    Caa1     CCC+         1,436,973
 5,375,000   Nextel Communications, Inc., 0/9.750%, 10/31/2007 (d) ....     B2       B-          3,749,062
 2,500,000   Nextlink Communications, Inc., 0/12.250%, 6/01/2009 ......     B3       B           1,450,000
 2,000,000   RCN Corp., 0/9.800%, 2/15/2008, (d) ......................     B3       --          1,250,000
 3,500,000   Teligent Inc., 11.500%, 3/01/2008 ........................    Caa1     CCC          2,065,000
                                                                                            --------------
                                                                                                12,272,003
                                                                                            --------------
             TEXTILE - 0.1%
   250,000   Fruit of the Loom, Inc., 7.375%, 11/15/2023 ..............   Ba1       BB-            167,188
   250,000   Phillips Van Heusen Corp., 7.750%, 11/15/2023 ............    Ba2       BB            214,547
                                                                                            --------------
                                                                                                   381,735
                                                                                            --------------
             TRANSPORTATION - 0.1%
   800,000   Hvide Marine, Inc., 8.375%, 2/15/2008 (h) ................    Caa2     CCC-           344,000
    66,000   Missouri Pacific Railroad Co., 4.250%, 1/01/2005 .........    Baa1     BBB+            57,040
                                                                                            --------------
                                                                                                   401,040
                                                                                            --------------
             U.S. GOVERNMENT - 0.4%
 5,000,000   United States Treasury Stripped Bonds, Zero Coupon, 8/15/2020  --      AAA          1,330,850
                                                                                            --------------
             Total Non-Convertible Bonds
              (Identified Cost $240,140,000)...........................                        223,625,773
                                                                                            --------------

COMMON STOCK - 7.3%

SHARES
----------------------------------------------------------------------------------------------------------
             COMPUTERS - 0.0%
   150,150   Streamlogic Corp. (e)(h) ...................................................              150
       693   Streamlogic Corp., Warrants (h) ............................................                0
                                                                                            --------------
                                                                                                       150
                                                                                            --------------
             ENERGY - 0.2%
   192,550   Chesapeake Energy Corp. ....................................................          565,616
                                                                                            --------------
             FOREIGN ISSUES - 2.6%
     3,000   Mexico United Mexican States ...............................................          187,875
    25,300   Philippine Long Distance (GDR) .............................................        1,315,600
    80,230   Sappi Ltd. .................................................................        5,836,733
   260,000   Total Access Communications ................................................          832,000
                                                                                            --------------
                                                                                                 8,172,208
                                                                                            --------------
             FOREIGN DENOMINATED - 1.1%
 6,786,500   Indah Kiat Paper (IDR) .....................................................        3,170,336
   122,000   Siam Commercial Bank (THB) .................................................           78,480
   122,000   Siam Commercial Bank (THB) .................................................          173,483
                                                                                            --------------
                                                                                                 3,422,299
                                                                                            --------------
             REAL ESTATE - 3.1%
   162,900   Associated Estates Reality Corp. ...........................................        1,924,256
   174,050   Berkshire Realty Company, Inc. .............................................        2,012,453
   169,100   Developers Diversified Realty ..............................................        2,811,288
   111,700   Simon Property Group, Inc. .................................................        2,834,387
                                                                                            --------------
                                                                                                 9,582,384
                                                                                            --------------
             RESTAURANTS - 0.3%
   245,173   Advantica Restaurant Group, Inc. ...........................................          842,782
                                                                                            --------------
             RETAIL - 0.0%
     4,808   Bradlees Inc. ..............................................................           38,765
                                                                                            --------------
             Total Common Stock (Identified Cost $22,925,145) ...........................       22,624,204
                                                                                            --------------

PREFERRED STOCK - 2.7%

SHARES       DESCRIPTION                                                                       VALUE(A)
----------------------------------------------------------------------------------------------------------
             CONSTRUCTION MATERIALS - 0.2%
    10,000   Owens Corning, 6.500%, 5/10/2025 ...........................................          476,250
                                                                                            --------------
             ENERGY - 0.5%
    53,850   Chesapeake Energy Corp. ....................................................        1,400,100
     5,000   Western Gas Resources, Inc., $2.625, 12/31/2049 ............................          161,250
                                                                                            --------------
                                                                                                 1,561,350
                                                                                            --------------
             REAL ESTATE - 0.5%
     6,500   Camden Property Trust, $2.250, 12/31/2049 ..................................          162,906
   118,000   Meditrust ..................................................................        1,541,375
                                                                                            --------------
                                                                                                 1,704,281
                                                                                            --------------
             STEEL - 0.4%
    35,000   Bethlehem Steel, 144A, $3.500, 12/31/2049 ..................................        1,273,125
                                                                                            --------------
             TELECOMMUNICATION - 0.7%
     2,250   Hyperion Telecommunications ................................................        2,025,000
                                                                                            --------------
             TRUCKING & FREIGHT FORWARDING - 0.4%
    38,000   Arkansas Best, $2.875, 12/31/2049 ..........................................        1,330,000
                                                                                            --------------
             Total Preferred Stock (Identified Cost $9,322,688) .........................        8,370,006
                                                                                            --------------

SHORT TERM INVESTMENT - 1.3%

PRINCIPAL
AMOUNT
----------------------------------------------------------------------------------------------------------
$3,977,000   Repurchase Agreement with State Street Bank & Trust Co.,
              dated 6/30/99 at 4.000% to be repurchased at $3,977,442
              on 7/01/99, collateralized by $3,610,000 U.S. Treasury Bond,
              at 7.500%, due 11/15/16 valued at $4,061,250                                       3,977,000
                                                                                            --------------
             Total Short Term Investment (Identified Cost $3,977,000)....................        3,977,000
                                                                                            --------------
             Total Investments - 98.7%
              (Identified Cost $334,157,900) (b) ........................................      304,696,199
             Other assets less liabilities  .............................................        3,966,352
                                                                                            --------------
             Total Net Assets - 100% ....................................................   $  308,662,551
                                                                                            ==============
        (a) See Note 1a of Notes to Financial Statements.
        (b) Federal Tax Information:
             At June 30, 1999 the net unrealized depreciation on investments based on cost of $334,157,900 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all investments in which there is
               an excess of value over tax cost. ........................................       18,476,409
             Aggregate gross unrealized depreciation for all investments in which there is
               an excess of tax cost over value. ........................................      (47,938,110)
                                                                                            --------------
             Net unrealized depreciation. ...............................................   $  (29,461,701)
                                                                                            ==============
         (c) The ratings shown are believed to be the most recent ratings available at June 30, 1999.
             Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
         (d) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.
         (e) Non-income producing security
         (f) Variable or floating security. Rate disclosed is as of June 30, 1999
         (g) Pay in kind securities.
         (h) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
     ADR/GDR An American Depository Receipt (ADR) or Global Depository Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described.
             The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.
       Rule  144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $44,382,413 or 14.4% of net assets.
         CAD Canadian Dollars
         IDR Indonesian Rupiah
         NZD New Zealand Dollars
         THB Thai Baht
         ZAR South African Rand

TEN LARGEST GEOGRAPHIC CONCENTRATIONS OF INVESTMENTS AT JUNE 30, 1999
       United States            34.4%          Mauritius                 4.5%
       Canada                   22.4%          British Virgin Islands    3.0%
       Thailand                  5.8%          Korea                     3.0%
       Mexico                    5.6%          Philippines               2.9%
       Brazil                    5.3%          South Africa              2.4%

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
Investments at value (Identified cost $334,157,900)            $304,696,199
Cash ........................................                           687
Receivable for:
  Fund shares sold ..........................                       472,209
  Dividends and interest ....................                     4,952,808
  Unamortized organization expense ..........                        11,469
                                                               ------------
                                                                310,133,372

LIABILITIES
Payable for:
  Fund shares redeemed ......................   $    585,615
  Securities purchased ......................          7,277
  Dividends declared ........................        587,615
Accrued expenses:
  Management fees ...........................        160,320
  Deferred trustees' fees ...................         12,294
  Accounting and administrative .............         14,926
  Other expenses ............................        102,774
                                                ------------
                                                   1,470,821
                                                ------------
NET ASSETS ..................................   $308,662,551
                                                ============
Net Assets consist of:
  Capital paid in ...........................                  $341,795,820
  Undistributed net investment income .......                       653,251
  Accumulated net realized gains (losses) ...                    (4,328,777)
  Unrealized appreciation (depreciation)
    on investments ..........................                   (29,457,743)
                                                               ------------
NET ASSETS ..................................                  $308,662,551
                                                               ============
Computation of net asset value and offering price:
Net asset value and redemption price of
  Class A shares ($130,465,966 / 10,957,638
  shares of beneficial interest) ............                  $      11.91
                                                               ============
Offering price per share
  (100 / 95.50 of $11.91) ...................                  $      12.47*
                                                               ============
Net asset value and offering price of Class B
  shares ($134,653,804 / 11,311,896 shares of
  beneficial interest) ......................                  $      11.90**
                                                               ============
Net asset value and offering price of Class C
  shares ($43,542,781 / 3,661,044 shares of
  beneficial interest) ......................                  $      11.89
                                                               ============

 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $7,813) .                   $      732,962
   Interest ...................................                       15,178,286
   Securities lending fees ....................                           17,715
                                                                   -------------
                                                                      15,928,963
 Expenses
   Management fees ............................ $   967,208
   Service fees - Class A .....................     160,734
   Service and distribution fees - Class B ....     666,764
   Service and distribution fees - Class C ....     219,661
   Trustees' fees and expenses ................       9,606
   Accounting and administrative ..............      45,646
   Custodian ..................................      96,513
   Transfer agent .............................     266,797
   Audit and tax services .....................      22,100
   Legal ......................................       7,457
   Printing ...................................      20,330
   Registration ...............................      41,727
   Amortization of organization expense .......       6,853
   Miscellaneous ..............................       7,225
                                                -----------
Total expenses ................................                        2,538,621
                                                                   -------------
Net investment income .........................                       13,390,342

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS
 Realized gain (loss) on:
   Investments - net ..........................  (2,932,952)
   Foreign currency transactions - net ........  (1,022,931)
                                                -----------
   Total realized gain (loss) on investments
     and foreign currency transactions ........  (3,955,883)
                                                -----------
 Unrealized appreciation (depreciation) on:
     Investments - net ........................  16,726,406
     Foreign currency transactions - net ......       7,831
                                                -----------
 Total unrealized appreciation (depreciation)
   on investments and foreign currency
   transactions ...............................  16,734,237
                                                -----------
 Net gain (loss) on investment transactions ...                       12,778,354
                                                                   -------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS .............................                    $  26,168,696
                                                                   =============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                              SIX MONTHS
                                                                             YEAR ENDED          ENDED
                                                                             DECEMBER 31,       JUNE 30,
                                                                                 1998            1999
                                                                            -------------    -------------
FROM OPERATIONS

  Net investment income .................................................   $  26,804,258    $  13,390,342
  Net realized gain (loss) on investments and foreign currency
         transactions                                                          15,729,793       (3,955,883)
  Net unrealized appreciation (depreciation) on investments
         and foreign currency transactions ..............................     (51,592,775)      16,734,237

  Increase (decrease) in net assets from operations .....................      (9,058,724)      26,168,696

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
         Class A ........................................................     (11,535,949)      (5,405,920)
         Class B ........................................................     (10,807,568)      (5,114,373)
         Class C ........................................................      (3,898,903)      (1,686,546)
  Net realized gain on investments
         Class A ........................................................      (7,605,426)               0
         Class B ........................................................      (7,994,311)               0
         Class C ........................................................      (2,721,854)               0
  In excess of net realized gain on investments
         Class A ........................................................        (535,178)               0
         Class B ........................................................        (562,543)               0
         Class C ........................................................        (191,532)               0
                                                                            -------------    -------------
                                                                              (45,853,264)     (12,206,839)
                                                                            -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE TRANSACTIONS .................................      14,420,035      (12,111,075)
                                                                            -------------    -------------
  Total increase (decrease) in net assets ................................     (40,491,953)       1,850,782

NET ASSETS
  Beginning of the period .................................................   347,303,722      306,811,769
                                                                            -------------    -------------
  End of the period ....................................................... $ 306,811,769    $ 308,662,551
                                                                            =============    =============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period ....................................................... $    (530,252)   $     653,251
                                                                            =============    =============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                   Class A
                                                    -----------------------------------------------------------------
                                                      May 1(a)                                              Six Months
                                                      through          Year Ended December 31,                Ended
                                                    December 31,   -----------------------------------       June 30,
                                                        1995         1996         1997          1998           1999
                                                      -------      -------      --------      --------       --------
Net Asset Value, Beginning of the Period .........    $ 12.50      $ 12.99      $  13.36      $  13.42       $  11.37
                                                      -------      -------      --------      --------       --------
Income From Investment Operations
Net Investment Income ............................       0.74         1.05          1.01          1.05           0.55
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       0.49         0.73          0.21         (1.30)          0.50
                                                      -------      -------      --------      --------       --------
Total From Investment Operations .................       1.23         1.78          1.22         (0.25)          1.05
                                                      -------      -------      --------      --------       --------
Less Distributions
Dividends From Net Investment Income .............      (0.73)       (1.05)        (1.01)        (1.05)         (0.51)
Distributions in Excess of Net
 Investment Income ...............................      (0.01)        0.00          0.00          0.00           0.00
Distributions From Net Realized Capital Gains ....       0.00        (0.36)        (0.15)        (0.70)          0.00
Distributions in Excess of Net Realized Capital Gains    0.00         0.00          0.00         (0.05)          0.00
                                                      -------      -------      --------      --------       --------
Total Distributions ..............................      (0.74)       (1.41)        (1.16)        (1.80)         (0.51)
                                                      -------      -------      --------      --------       --------
Net Asset Value, End of the Period ...............    $ 12.99      $ 13.36      $  13.42      $  11.37       $  11.91
                                                      =======      =======      ========      ========       ========
Total Return (%)(c) ..............................       10.3         14.5           9.3          (1.7)           9.3
Ratio of Operating Expenses to Average
 Net Assets (%)(d) ...............................       0.93(b)      0.96          1.18          1.19           1.23(b)
Ratio of Net Investment Income to Average
 Net Assets (%) ..................................       8.75(b)      8.23          7.36          8.33           9.22(b)
Portfolio Turnover Rate (%) ......................         22           52            37            33             33(b)
Net Assets, End of the Period (000) ..............    $36,939      $90,729      $144,706      $127,306       $130,466

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  A sales charge is not reflected in total return calculations.
(d)  The ratio of operating expenses to average net assets without giving effect to voluntary expense
     limitations would have been: ................       1.58%(b)     1.31%         --            --             --

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                 Class B
                                                    -----------------------------------------------------------------
                                                      May 1(a)                                              Six Months
                                                      through          Year Ended December 31,                Ended
                                                    December 31,   -----------------------------------       June 30,
                                                        1995         1996         1997          1998           1999
                                                      -------      -------      --------      --------       --------
Net Asset Value, Beginning of the Period .........    $ 12.50      $ 12.99      $  13.36      $  13.42       $  11.37
                                                      -------      -------      --------      --------       --------
Income From Investment Operations
Net Investment Income ............................       0.68         0.95          0.91          0.95           0.50
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       0.49         0.73          0.21         (1.30)          0.49
                                                      -------      -------      --------      --------       --------
Total From Investment Operations .................       1.17         1.68          1.12         (0.35)          0.99
                                                      -------      -------      --------      --------       --------
Less Distributions
Dividends From Net Investment Income .............      (0.67)       (0.95)        (0.91)        (0.95)
                                                                                                                (0.46)
Distributions in Excess of Net
 Investment Income ...............................      (0.01)        0.00          0.00          0.00           0.00
Distributions From Net Realized Capital Gains ....       0.00        (0.36)        (0.15)        (0.70)
                                                                                                                 0.00
Distributions in Excess of Net Realized
 Capital Gains ...................................       0.00         0.00          0.00         (0.05)          0.00
                                                      -------      -------      --------      --------       --------
Total Distributions ..............................      (0.68)       (1.31)        (1.06)        (1.70)         (0.46)
                                                      -------      -------      --------      --------       --------
Net Asset Value, End of the Period ...............    $ 12.99      $ 13.36      $  13.42      $  11.37       $  11.90
                                                      =======      =======      ========      ========       ========
Total Return (%)(c) ..............................        9.7         13.7           8.5          (2.5)           8.8
Ratio of Operating Expenses to Average
 Net Assets (%)(d) ...............................       1.68(b)      1.71          1.93          1.94           1.98(b)
Ratio of Net Investment Income to Average
 Net Assets (%) ..................................       8.00(b)      7.48          6.61          7.58           8.47(b)
Portfolio Turnover Rate (%) ......................         22           52            37            33             33(b)
Net Assets, End of the Period (000) ..............    $38,767      $93,408      $146,083      $134,049       $134,654

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  A contingent deferred sales charge is not reflected in total return calculations.
(d)  The ratio of operating expenses to average net assets without giving effect to voluntary expense
     limitations would have been: ................       2.33%(b)     2.06%         --            --             --

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                 Class C
                                                    -----------------------------------------------------------------
                                                      May 1(a)                                              Six Months
                                                      through          Year Ended December 31,                Ended
                                                    December 31,   -----------------------------------       June 30,
                                                        1995         1996         1997          1998           1999
                                                      -------      -------      --------      --------       --------
Net Asset Value, Beginning of the Period .........    $ 12.50      $ 12.99      $  13.35      $  13.41       $  11.36
                                                      -------      -------      --------      --------       --------
Income From Investment Operations
Net Investment Income ............................       0.67         0.95          0.91          0.95           0.50
Net Realized and Unrealized Gain (Loss)
 on Investments ..................................       0.49         0.72          0.21         (1.30)          0.49
                                                      -------      -------      --------      --------       --------
Total From Investment Operations .................       1.16         1.67          1.12         (0.35)          0.99
                                                      -------      -------      --------      --------       --------
Less Distributions
Dividends From Net Investment Income .............      (0.66)       (0.95)        (0.91)        (0.95)
                                                                                                                (0.46)
Distributions in Excess of Net
 Investment Income ...............................      (0.01)        0.00          0.00          0.00           0.00
Distributions From Net Realized Capital Gains ....       0.00        (0.36)        (0.15)        (0.70)
                                                                                                                 0.00
Distributions in Excess of Net Realized
 Capital Gains ...................................       0.00         0.00          0.00         (0.05)          0.00
                                                      -------      -------      --------      --------       --------
Total Distributions ..............................      (0.67)       (1.31)        (1.06)        (1.70)         (0.46)
                                                      -------      -------      --------      --------       --------
Net Asset Value, End of the Period ...............    $ 12.99      $ 13.35      $  13.41      $  11.36       $  11.89
                                                      =======      =======      ========      ========       ========
Total Return (%)(c) ..............................        9.7         13.6           8.5          (2.5)           8.8
Ratio of Operating Expenses to Average
 Net Assets (%)(d) ...............................       1.68(b)      1.71          1.93          1.94           1.98(b)
Ratio of Net Investment Income to Average
 Net Assets (%) ..................................       8.00(b)      7.48          6.61          7.58           8.47(b)
Portfolio Turnover Rate (%) ......................         22           52            37            33             33(b)
Net Assets, End of the Period (000) ..............    $12,252      $31,746      $ 56,515      $ 45,457       $ 43,543

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations.
(d) The ratio of operating expenses to average net assets without giving effect to voluntary expense
    limitations would have been: .................       2.33%(b)     2.06%         --            --             --

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks high current income with a secondary objective of capital growth. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, foreign currency transactions and defaulted bond income for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE. Costs incurred in 1995 in connection with the Fund's organization and initial registration amounting to $67,920 were paid by the Fund and are being amortized over 60 months beginning May 1, 1995.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $49,204,504 and $67,868,111, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets and 0.60% of such assets in excess of $200 million reduced by the payment to the Fund's investment subadviser, Loomis Sayles & Company, L.P. ("Loomis Sayles") at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Loomis Sayles under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                        Fees Earned
                        -----------
                NEFM           $ 458,810
                Loomis Sayles    508,398

The effective annualized management fee for the six months ended June 30, 1999 was 0.63%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $45,646 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $199,946 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $160,734 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999 the Fund paid New England Funds $166,691 and $54,915 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999 the Fund paid New England Funds $500,073 and $164,746 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1999 amounted to $454,364.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.
Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                                     YEAR ENDED             SIX MONTHS ENDED
                                                                  DECEMBER 31, 1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
CLASS A                                                          SHARES       AMOUNT       SHARES        AMOUNT
-------                                                        ---------   -----------   ----------    ------------
Shares sold ................................................   2,527,016   $33,012,617    1,041,109    $ 12,260,109
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................     703,147     8,857,133      363,025       4,282,136
  Distributions from net realized gain .....................     612,878     6,901,830            0               0
                                                               ---------   -----------   ----------    ------------
                                                               3,843,041    48,771,580    1,404,134      16,542,245
Shares repurchased .........................................   (3,427,400) (43,428,129)  (1,642,683)    (19,279,452)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................     415,641   $ 5,343,451     (238,549)   $ (2,737,207)
                                                               ---------   -----------   ----------    ------------
                                                                     YEAR ENDED             SIX MONTHS ENDED
                                                                  DECEMBER 31, 1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
CLASS B                                                          SHARES       AMOUNT       SHARES        AMOUNT
-------                                                        ---------   -----------   ----------    ------------
Shares sold ................................................   2,527,458   $33,025,825      748,717    $  8,833,037
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................     548,291     6,885,038      290,242       3,422,791
  Distributions from net realized gain .....................     559,975     6,306,064            0               0
                                                               ---------   -----------   ----------    ------------
                                                               3,635,724    46,216,927    1,038,959      12,255,828
Shares repurchased .........................................   (2,729,921) (34,472,473)  (1,517,979)    (17,746,288)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................     905,803   $11,744,454     (479,020)   $ (5,490,460)
                                                               ---------   -----------   ----------    ------------
                                                                     YEAR ENDED             SIX MONTHS ENDED
                                                                  DECEMBER 31, 1998           JUNE 30, 1999
                                                               -----------------------   --------------------------
CLASS C                                                          SHARES       AMOUNT       SHARES        AMOUNT
-------                                                        ---------   -----------   ----------    ------------
Shares sold ................................................     923,901   $12,215,377      259,620    $  3,036,476
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................     239,281     3,016,047      111,028       1,307,356
  Distributions from net realized gain .....................     214,637     2,414,955            0               0
                                                               ---------   -----------   ----------    ------------
                                                               1,377,819    17,646,379      370,648       4,343,832
Shares repurchased .........................................   (1,589,737) (20,314,249)    (711,434)     (8,227,240)
                                                               ---------   -----------   ----------    ------------
Net increase (decrease) ....................................    (211,918)  $(2,667,870)    (340,786)   $ (3,883,408)
                                                               ---------   -----------   ----------    ------------
Increase (decrease) derived from capital shares transactions   1,109,526   $14,420,035   (1,058,355)   $(12,111,075)
                                                               =========   ===========   ==========    ============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

6. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $18,278,071 and collateralized by cash in the amount of $18,777,629 which was invested in a short-term investment.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

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                         THE POWER OF MONTHLY INVESTING
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[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

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                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.
              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478
This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

New England Funds, L.P., and other firms selling shares of New England Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

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Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge.
Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999. Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

THIS MATERIAL REPRESENTS YEAR 2000 READINESS DISCLOSURE PURSUANT TO THE YEAR 2000 INFORMATION AND READINESS DISCLOSURE ACT.
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

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         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
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   399 Boylston Street

  Boston, Massachusetts

           02116
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       ST58-0699


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